Secured Borrowings (Parenthetical) (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Collateral Loans, allowance for loan losses	3,395,864	3,637,994
Collateralized Loans
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Collateral Loans, allowance for loan losses	100,670	19,207